Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, € in Millions			12 Months Ended
	Jan. 01, 2018 ARS ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects				$ 795,892	$ 823,067
Depreciation expense of property, plants and equipment				$ 498,867	$ 511,326	$ 407,535
Weighted average borrowing rate			7.49%	7.49%	7.25%	9.44%
Capitalized financial expenses				$ 8,092	$ 4,922	$ 8,054
Employee expenses capitalized, directly attributable to construction in progress				92,411	95,335	105,000
Property, plant and equipment					8,686,827			$ 9,019,237
Contractual commitments for the acquisition of property, plants and equipment					440,385			986,935
Property, plants and equipment pledged as security for liabilities					7,692			114,699
Civil Liability Insurance Amount							€ 500	561,525
Empresa Distribuidora Sur S.A. (Distribution)
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment reversed						$ 54,819
Enel Generación Costanera [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment of Property, plants and equipment	$ 3,102,739,000	$ 162,274
Impairment reversed			$ 2,656,082	$ 70,513
Generating Companies [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Insurance Policies Amount For All Risks							€ 1,000	1,123,050
9-year Term [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Lease agreement period			9 years	9 years
Adjustment to annual interest rate basis			5.80%	5.80%
Five Year Term [Member
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Lease agreement period			5 years	5 years
Adjustment to annual interest rate basis			3.68%	3.68%
Six And Half Year [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Lease agreement period			6 years 6 months	6 years 6 months
Adjustment to annual interest rate basis			3.75%	3.75%
Right-of-use assets
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment					183,355			255,797
Generation and Transmission
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects				$ 221,257	283,241
Property, plant and equipment					4,513,951			4,498,513
Distribution
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects				$ 551,787	538,025
Property, plant and equipment					$ 4,167,112			$ 4,507,627